Derivative financial instruments (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Derivative financial instruments
Derivative financial instruments, Assets	$ 1,576,395	$ 22,395
Derivative financial instruments, Liabilities	1,576,395	22,395
Buy
Derivative financial instruments
Notional Amount	13,846	242,000
Sell
Derivative financial instruments
Notional Amount	76,027,010	8,108,296
Customers | Call option
Derivative financial instruments
Derivative financial instruments, Assets	1,553,537	7,346
Derivative financial instruments, Liabilities	2,430	4,757
Customers | Call option | Buy
Derivative financial instruments
Notional Amount	6,923	121,000
Customers | Call option | Sell
Derivative financial instruments
Notional Amount	34,140,615	2,356,139
Customers | Put option
Derivative financial instruments
Derivative financial instruments, Liabilities	20,428	10,292
Customers | Put option | Sell
Derivative financial instruments
Notional Amount	3,872,890	1,698,009
Related parties | Call option
Derivative financial instruments
Derivative financial instruments, Assets	2,430	4,757
Derivative financial instruments, Liabilities	1,553,537	7,346
Related parties | Call option | Buy
Derivative financial instruments
Notional Amount	6,923	121,000
Related parties | Call option | Sell
Derivative financial instruments
Notional Amount	34,140,615	2,356,139
Related parties | Put option
Derivative financial instruments
Derivative financial instruments, Assets	20,428	10,292
Related parties | Put option | Sell
Derivative financial instruments
Notional Amount	$ 3,872,890	$ 1,698,009